	DLA Piper US LLP
	2415 East Camelback Road, Suite 700
	Phoenix, AZ 85016
	O	480.606.5126
	F	480.606.5526
	W	www.dlapiper.com

May 13, 2008	OUR FILE NO. 364698-13
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	Grand Canyon Education, Inc.
Registration Statement on Form S-1
Dear Sir or Madam:
On behalf of our client Grand Canyon Education, Inc., a Delaware corporation (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-1 (the “Registration Statement”) relating to the sale by the Company of up to $230,000,000 of the Company’s common stock, par value $0.01 per share, together with the exhibits as listed in the Registration Statement. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years. Please note that the Company has transmitted via wire transfer $9,039, representing the filing fee, to the account of the Securities and Exchange Commission at U.S. Bank.
The Company wishes to advise the Commission in connection with its filing of a position it has taken with respect to its presentation of its Selected Financial and Other Data appearing on p. 37 of the preliminary prospectus included in the Registration Statement. Under Item 301(a) of Regulation S-K, a registrant must furnish in comparative columnar form the required selected financial data for each of the last five fiscal years of the registrant (or for the life of the registrant and its predecessors, if less). For the reasons discussed below, the Company is presenting selected financial data for the entire period of its existence, which is comprised of the periods from February 2, 2004 through December 31, 2007 and is not including additional financial information (the “2003 Information”) that, if derivable from the records of an entity from which the Company acquired certain assets and assumed certain liabilities, would not be comparable to subsequent periods.
The Company was formed in 2004 for the purpose of acquiring certain tangible assets and assuming certain liabilities of a non-profit entity (the “Non-Profit Entity”) that operated a postsecondary educational institution. The Non-Profit Entity was established in 1949 and moved its operations to Phoenix, Arizona in 1951. The Non-Profit Entity was operated to fulfill its mission as a Baptist and then a Christian non-denominational college and not as a for-profit business. In 2003, the Non-Profit Entity’s board of trustees initiated a process to evaluate alternatives as a result of its poor financial condition and, in February 2004, several of the Company’s current stockholders formed the Company for the purpose of acquiring certain assets and assuming certain liabilities of the Non-Profit Entity. Upon the acquisition by the Company, the school converted to for-profit status.
Throughout the period from its founding through the 2004 acquisition and thereafter, the Non-Profit Entity operated as a non-profit enterprise governed by a self-perpetuating board of trustees and in a manner that reflected the substantial operational and philosophical differences inherent in the operation of a non-profit entity as compared to a for-profit enterprise. For example, the Non-Profit Entity was subject to accounting standards that differ greatly from those to which the Company is subject. In this regard, the Non-Profit Entity’s financial statements were prepared in accordance with Statement of Financial Accounting Standards No. 117, Financial Statements of Non-Profit Organizations (“FAS 117”), pursuant
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Securities and Exchange Commission
May 13, 2008
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to which it prepared a statement of financial position, in which it reported total assets, liabilities, and net assets; a statement of activities, in which it reported the change in net assets; and a statement of cash flows, in which it reported the change in its cash and cash equivalents. Under FAS 117, the Non-Profit Entity was also required to classify its net assets and present its statement of activities based upon the absence or existence of donor imposed restrictions — permanently restricted, temporarily restricted, and unrestricted. In addition, the Non-Profit Entity reported expenses by functional categories (programs, management and general, and fundraising) rather than by natural categories, and in the unrestricted column or category even though the source of the funds may have been restricted.
From an investor’s perspective, the Non-Profit Entity’s FAS 117 financial statements are not comparable to the Company’s balance sheet, statement of operations and cash flow statement, because they differ substantially in the manner in which they present the entity’s results. Importantly, they also reflect different business models, insofar as the Non-Profit Entity’s revenue sources, which include donor contributions, gift annuities, and endowment income, differ substantially from those of the Company. In addition, the Non-Profit Entity’s last fiscal year prior to the acquisition ended on June 30, 2003 and no financial statements were prepared for the period between June 30, 2003 and February 2, 2004. In the acquisition, the Company acquired only certain assets and assumed certain liabilities from the Non-Profit Entity and does not have access to the full historical records that would be necessary for it to attempt to reconstruct the historical FAS 117 information into a format resembling the Company’s selected financial data as presented in the Registration Statement, without unreasonable effort and expense.
As a result of the Non-Profit Entity’s history and operation as a non-profit organization, the significant differences in accounting standards followed by non-profits and for-profits, and the resulting incomparability between the business and financial statements of the Non-Profit Entity as compared to those of the Company, the Company believes that presenting the 2003 Information as part of its selected financial data in the Registration Statement would not be meaningful to investors or enhance their ability to understand the Company’s business. Given the rapid growth in the Company’s business and the fact that it has provided in the Registration Statement nearly four full periods of financial information, including the required audited financial information, that is based on the same standards and in a consistent format, we respectfully request that the staff accept our presentation as compliant with the intent of Item 301 (a) of Regulation S-K.
Please direct any questions or comments regarding this filing to the undersigned at (480) 606-5126.
Very truly yours,
DLA Piper US LLP
David P. Lewis
david.lewis@dlapiper.com
Enclosure
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